Average Annual Total Returns	12 Months Ended
Oct. 31, 2011
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.03%)
Five Years	2.26%
Ten Years	13.50%
Inception Date	Jun. 22, 2000
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.18%)
Five Years	2.08%
Ten Years	13.30%
Inception Date	May 04, 1994
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.68%)
Five Years	2.30%
Since Inception	8.68%
Inception Date	Mar. 04, 2005
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.06%)
Since Inception	2.46%
Inception Date	Jan. 19, 2007
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.07%)
Five Years	2.20%
Since Inception	6.95%
Inception Date	Jun. 23, 2006
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.60%)
Five Years	(5.10%)
Ten Years	4.43%
Inception Date	Jun. 18, 1990
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.47%)
Five Years	(4.97%)
Ten Years	4.59%
Inception Date	May 15, 2000
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.49%)
Five Years	(5.00%)
Ten Years	4.54%
Inception Date	Aug. 13, 2001
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.49%)
Five Years	(5.00%)
Since Inception	1.18%
Inception Date	Mar. 04, 2005
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.46%)
Five Years	(5.00%)
Since Inception	(2.95%)
Inception Date	Oct. 06, 2006
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.41%)
Since Inception	(3.07%)
Inception Date	Mar. 08, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.21%)
Since Inception	(4.39%)
Inception Date	Apr. 30, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.25%)
Since Inception	(2.52%)
Inception Date	Mar. 02, 2007
Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.18%)
Since Inception	(11.90%)
Inception Date	Dec. 16, 2010
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.09%)
Since Inception	18.23%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.28%)
Since Inception	17.93%
Inception Date	Apr. 02, 2009
Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.93%)
Since Inception	18.81%
Inception Date	Apr. 02, 2009
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.11%)
Since Inception	(13.79%)
Inception Date	Nov. 01, 2010
Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.56%)
Since Inception	(13.29%)
Inception Date	Nov. 01, 2010
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.00%)
Five Years	(3.66%)
Ten Years	5.44%
Inception Date	Jun. 18, 1990
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.83%)
Five Years	(3.52%)
Ten Years	5.61%
Inception Date	May 15, 2000
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Five Years	(3.56%)
Ten Years	5.56%
Inception Date	Aug. 13, 2001
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Five Years	(3.56%)
Since Inception	1.73%
Inception Date	Mar. 04, 2005
Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.89%)
Since Inception	(5.49%)
Inception Date	Jun. 04, 2007
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.88%)
Since Inception	(2.09%)
Inception Date	Jun. 26, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.71%)
Since Inception	11.02%
Inception Date	Oct. 09, 2008
Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.71%)
Since Inception	(2.33%)
Inception Date	Jun. 24, 2008
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.30%)
Five Years	1.87%
Ten Years	13.11%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.42%)
Five Years	1.72%
Ten Years	12.95%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.94%)
Five Years	1.92%
Since Inception	8.30%
Return After Taxes on Distributions | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.32%)
Since Inception	2.07%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.19%)
Five Years	(5.72%)
Ten Years	3.85%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.09%)
Five Years	(5.62%)
Ten Years	3.97%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.11%)
Five Years	(5.65%)
Since Inception	0.56%
Return After Taxes on Distributions | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.07%)
Five Years	(5.65%)
Since Inception	(3.66%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.80%)
Since Inception	(3.39%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.67%)
Since Inception	(4.75%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.71%)
Since Inception	(2.86%)
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.54%)
Since Inception	17.49%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(20.68%)
Since Inception	17.24%
Return After Taxes on Distributions | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.36%)
Since Inception	18.08%
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.80%)
Since Inception	(14.63%)
Return After Taxes on Distributions | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(17.30%)
Since Inception	(14.17%)
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.43%)
Five Years	(4.06%)
Ten Years	5.05%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.29%)
Five Years	(3.96%)
Ten Years	5.17%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.34%)
Five Years	(3.99%)
Since Inception	1.28%
Return After Taxes on Distributions | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.34%)
Since Inception	(5.96%)
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.17%)
Since Inception	(2.32%)
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.03%)
Since Inception	10.71%
Return After Taxes on Distributions | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.02%)
Since Inception	(2.58%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.96%)
Five Years	1.89%
Ten Years	12.10%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.10%)
Five Years	1.73%
Ten Years	11.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.74%)
Five Years	1.92%
Since Inception	7.57%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.99%)
Since Inception	2.06%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.81%)
Five Years	(4.24%)
Ten Years	3.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.13%)
Ten Years	3.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.71%)
Five Years	(4.16%)
Since Inception	1.04%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.69%)
Five Years	(4.16%)
Since Inception	(2.45%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.90%)
Since Inception	(2.60%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.68%)
Since Inception	(3.70%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.71%)
Since Inception	(2.14%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.59%)
Since Inception	15.60%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(12.78%)
Since Inception	15.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.86%)
Since Inception	16.12%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.93%)
Since Inception	(12.10%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.57%)
Since Inception	(11.69%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.61%)
Five Years	(3.09%)
Ten Years	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.46%)
Five Years	(2.97%)
Ten Years	4.84%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.51%)
Five Years	(3.00%)
Since Inception	1.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.51%)
Since Inception	(4.61%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.73%)
Since Inception	(1.76%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.57%)
Since Inception	9.53%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(4.58%)
Since Inception	(1.96%)
Based on Market Value | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.71%)
Five Years	2.22%
Since Inception	8.72%
Based on Market Value | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.46%)
Five Years	(5.09%)
Since Inception	1.22%
Based on Market Value | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(14.03%)
Since Inception	(2.42%)
Based on Market Value | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(19.66%)
Since Inception	18.70%
Based on Market Value | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.70%)
Since Inception	(13.30%)
Based on Market Value | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.78%)
Five Years	(3.73%)
Since Inception	1.74%
Based on Market Value | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.55%)
Since Inception	(2.21%)
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Ten Years	4.35%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Since Inception	1.05%
MSCI Europe Index | Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(11.06%)
Five Years	(5.20%)
Since Inception	(3.07%)
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Ten Years	5.51%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Five Years	(3.63%)
Since Inception	1.75%
MSCI Pacific Index | Vanguard Pacific Stock Index Fund | Vanguard Pacific Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.74%)
Since Inception	(5.52%)
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.76%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	8.90%
Spliced Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.21%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Ten Years	13.86%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	9.34%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Since Inception	2.77%
MSCI Emerging Markets Index | Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.42%)
Five Years	2.40%
Since Inception	7.41%
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(2.45%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(4.19%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(2.27%)
FTSE All-World ex US Index | Vanguard FTSE All-World ex-US Index Fund | Vanguard FTSE All-World ex-US Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(13.76%)
Since Inception	(11.23%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(2.33%)
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	10.02%
FTSE All-World Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.52%)
Since Inception	(2.59%)
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
FTSE Global Small Cap ex US Index | Vanguard FTSE All-World ex-US Small-Cap Index Fund | Vanguard FTSE All-World ex-US Small-Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(18.39%)
Since Inception	20.07%
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.49%)
Since Inception	(13.35%)
S&P Global ex-U.S. Property Index | Vanguard Global ex-U.S. Real Estate Index Fund | Vanguard Global ex-U.S. Real Estate Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(16.49%)
Since Inception	(13.35%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	(4.28%)
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	8.12%
FTSE Global All Cap Index | Vanguard Total World Stock Index Fund | Vanguard Total World Stock Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(10.03%)
Since Inception	(4.53%)